Inventories - Additional Information (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of inventory [abstract]
Inventories cost			$ 82,000	$ 70,400,000	$ 43,100,000
Reversal of inventories obsolescence	$ 6,000.000	$ 300,000	600,000		5,000.000
Reversal of inventories obsolescence for 2025	$ 6,000	$ 335,000	$ (571,000)		$ (5,000)